Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Transactions
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2025	2024
Salaries and other benefits	$5.1	$5.5
Retirement benefits	2.7	0.7
Share-based payments	3.9	3.2
	$11.7	$9.4